Judicial deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Oct. 19, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deposited amount		R$ 670,000
Civil [Member]
IfrsStatementLineItems [Line Items]
Court deposit	R$ 77,854		R$ 72,533
Tax [Member] | Tax Issues To Current Court Proceedings One [Member]
IfrsStatementLineItems [Line Items]
Court deposit	36,417		34,289
Tax [Member] | Tax Issues To Current Court Proceedings Two [Member]
IfrsStatementLineItems [Line Items]
Court deposit	5,295		9,073
Tax [Member] | Tax Issues To Current Court Proceedings Three [Member]
IfrsStatementLineItems [Line Items]
Court deposit	22,178		20,022
Tax [Member] | Tax Issues To Current Court Proceedings Four [Member]
IfrsStatementLineItems [Line Items]
Court deposit	11,557		11,254
Tax [Member] | Tax Issues To Current Court Proceedings Five [Member]
IfrsStatementLineItems [Line Items]
Court deposit	8,651		8,048
Tax [Member] | Tax Issues To Current Court Proceedings Six [Member]
IfrsStatementLineItems [Line Items]
Court deposit	3,623		3,478
Tax [Member] | Tax Issues To Current Court Proceedings Fourteen [Member]
IfrsStatementLineItems [Line Items]
Court deposit	3,766		3,582
Tax [Member] | Tax Issues To Current Court Proceedings Eight [Member]
IfrsStatementLineItems [Line Items]
Court deposit	63,967		61,752
Tax [Member] | Tax Issues To Current Court Proceedings Night [Member]
IfrsStatementLineItems [Line Items]
Court deposit	7,691		9,960
Tax [Member] | Tax Issues To Current Court Proceedings Ten [Member]
IfrsStatementLineItems [Line Items]
Court deposit	R$ 11,524		R$ 9,730